American Funds Inflation Linked Bond Fund®
Investment portfolio
February 29, 2024
unaudited

Bonds, notes & other debt instruments 96.91% U.S. Treasury bonds & notes 89.76% U.S. Treasury inflation-protected securities 89.71%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[1,2]	USD159,308	$159,647
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[2]	339,017	339,309
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[1,2]	307,097	304,880
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[2]	191,360	188,085
U.S. Treasury Inflation-Protected Security 2.375% 1/15/2025[2]	38,162	38,204
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[2]	262,671	256,240
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[1,2]	416,182	407,290
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[2]	101,200	98,247
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2026[2]	212,370	206,580
U.S. Treasury Inflation-Protected Security 2.00% 1/15/2026[1,2]	160,737	160,405
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[2]	1,075,804	1,031,056
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026[2]	244,430	234,432
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[2]	323,474	308,730
U.S. Treasury Inflation-Protected Security 0.375% 1/15/2027[2]	380,462	363,218
U.S. Treasury Inflation-Protected Security 2.375% 1/15/2027[1,2]	231,514	233,801
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[2]	639,000	602,316
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[2]	103,888	98,869
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[2]	652,707	646,869
U.S. Treasury Inflation-Protected Security 0.50% 1/15/2028[2]	285,284	269,974
U.S. Treasury Inflation-Protected Security 1.75% 1/15/2028[2]	89,320	88,653
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[2]	80,121	81,977
U.S. Treasury Inflation-Protected Security 0.875% 1/15/2029[2]	83,097	79,172
U.S. Treasury Inflation-Protected Security 2.50% 1/15/2029[2]	2,858	2,938
U.S. Treasury Inflation-Protected Security 0.25% 7/15/2029[1,2]	264,070	242,885
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030[2]	646,879	583,005
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2030[1,2]	806,401	723,563
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[1,2]	1,304,483	1,155,397
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031[2]	228,904	201,806
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[2]	276,382	240,489
U.S. Treasury Inflation-Protected Security 0.625% 7/15/2032[2]	500,878	452,578
U.S. Treasury Inflation-Protected Security 1.125% 1/15/2033[2]	185,366	173,283
U.S. Treasury Inflation-Protected Security 1.75% 1/15/2034[2]	179,629	176,801
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2040[2]	63,866	64,742
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[2]	60,934	61,804
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[2]	67,879	54,246
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[2]	181,590	139,439
U.S. Treasury Inflation-Protected Security 1.375% 2/15/2044[2]	85,686	75,071
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2045[2]	145,900	111,815
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2046[2]	125,378	100,327
U.S. Treasury Inflation-Protected Security 0.875% 2/15/2047[2]	203,198	156,768
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2048[1,2]	324,052	255,120
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[2]	56,808	44,551
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[2]	268,660	168,925
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[1,2]	470,123	280,375
American Funds Inflation Linked Bond Fund — Page 1 of 13

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[1,2]	USD278,683	$163,624
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[1,2]	370,477	322,665
		12,150,171
U.S. Treasury 0.05%
U.S. Treasury 4.125% 7/31/2028	1,732	1,720
U.S. Treasury 2.00% 8/15/2051	1	— [3]
U.S. Treasury 3.625% 5/15/2053	5,044	4,415
		6,135
Total U.S. Treasury bonds & notes		12,156,306
Corporate bonds, notes & loans 3.72% Health care 0.79%
AbbVie, Inc. 5.40% 3/15/2054	35,000	35,556
Amgen, Inc. 3.00% 2/22/2029	450	413
Amgen, Inc. 4.05% 8/18/2029	12,050	11,527
Amgen, Inc. 4.20% 3/1/2033	13,350	12,356
Amgen, Inc. 4.875% 3/1/2053	10,600	9,519
Becton, Dickinson and Co. 3.70% 6/6/2027	7,700	7,384
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	8,654	8,471
Sharp HealthCare 2.68% 8/1/2050	17,500	11,035
Summa Health 3.511% 11/15/2051	9,945	7,370
Trinity Health Corp. 2.632% 12/1/2040	5,000	3,532
		107,163
Energy 0.75%
Equinor ASA 3.625% 9/10/2028	13,165	12,607
Kinder Morgan, Inc. 5.20% 6/1/2033	9,363	9,119
MPLX, LP 4.00% 3/15/2028	2,430	2,331
MPLX, LP 4.70% 4/15/2048	10,000	8,386
ONEOK, Inc. 5.80% 11/1/2030	1,181	1,209
ONEOK, Inc. 6.35% 1/15/2031	7,508	7,870
ONEOK, Inc. 6.05% 9/1/2033	8,784	9,056
ONEOK, Inc. 7.15% 1/15/2051	2,782	3,112
Petroleos Mexicanos 7.47% 11/12/2026	MXN30	2
Qatar Energy 2.25% 7/12/2031[4]	USD17,300	14,406
Qatar Energy 3.125% 7/12/2041[4]	13,495	9,934
Qatar Energy 3.30% 7/12/2051[4]	12,200	8,466
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	6,315	5,914
Williams Companies, Inc. 3.50% 11/15/2030	8,448	7,628
Williams Companies, Inc. 2.60% 3/15/2031	1,450	1,223
		101,263
Consumer discretionary 0.75%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	1,062	879
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	1,663	1,563
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	2,286	1,972
Alibaba Group Holding, Ltd. 2.70% 2/9/2041	4,394	3,038
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	10,297	6,801
Amazon.com, Inc. 3.10% 5/12/2051	40,000	28,273
Board of Trustees of The Leland Stanford Junior University 1.289% 6/1/2027	4,950	4,445
Boston University 4.061% 10/1/2048	2,075	1,770
Duke University 2.832% 10/1/2055	5,000	3,452
American Funds Inflation Linked Bond Fund — Page 2 of 13

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Home Depot, Inc. 2.95% 6/15/2029	USD8,408	$7,680
Home Depot, Inc. 4.50% 12/6/2048	1,240	1,095
Massachusetts Institute of Technology 2.294% 7/1/2051	22,000	13,698
Stellantis Finance US, Inc. 1.711% 1/29/2027[4]	8,525	7,753
Stellantis Finance US, Inc. 2.691% 9/15/2031[4]	7,425	6,148
Yale University 1.482% 4/15/2030	15,000	12,577
		101,144
Financials 0.37%
American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[5]	10,449	9,905
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[5]	7,018	6,843
Global Payments, Inc. 2.90% 5/15/2030	6,972	6,013
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[5]	14,149	11,403
PayPal Holdings, Inc. 1.65% 6/1/2025	11,647	11,151
PayPal Holdings, Inc. 3.25% 6/1/2050	6,210	4,329
		49,644
Communication services 0.30%
SBA Tower Trust 1.631% 11/15/2026[4]	22,469	20,193
Tencent Holdings, Ltd. 2.39% 6/3/2030	11,207	9,587
Tencent Holdings, Ltd. 3.68% 4/22/2041	2,857	2,271
Tencent Holdings, Ltd. 3.84% 4/22/2051	11,480	8,639
		40,690
Utilities 0.27%
Duke Energy Corp. 0.90% 9/15/2025	6,850	6,411
Entergy Corp. 2.80% 6/15/2030	4,425	3,831
Entergy Corp. 3.75% 6/15/2050	4,700	3,407
Exelon Corp. 4.05% 4/15/2030	700	657
Exelon Corp. 4.10% 3/15/2052	1,300	1,010
Florida Power & Light Co. 5.30% 4/1/2053	1,380	1,366
Mississippi Power Co. 4.25% 3/15/2042	1,660	1,385
Public Service Electric and Gas Co. 3.20% 8/1/2049	8,250	5,852
Public Service Electric and Gas Co. 2.05% 8/1/2050	5,365	3,003
Tampa Electric Co. 4.45% 6/15/2049	8,070	6,860
Virginia Electric & Power 2.875% 7/15/2029	1,178	1,067
Wisconsin Electric Power Co. 4.30% 10/15/2048	2,600	2,185
		37,034
Information technology 0.20%
Booz Allen Hamilton, Inc. 5.95% 8/4/2033	4,382	4,501
Broadcom, Inc. 3.187% 11/15/2036[4]	17,063	13,383
Oracle Corp. 5.55% 2/6/2053	9,048	8,652
		26,536
Consumer staples 0.19%
Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/2030	7,500	6,941
Anheuser-Busch InBev Worldwide, Inc. 4.60% 4/15/2048	1,647	1,481
BAT Capital Corp. 5.65% 3/16/2052	11,876	10,444
Conagra Brands, Inc. 1.375% 11/1/2027	1,156	1,006
Conagra Brands, Inc. 4.85% 11/1/2028	5,499	5,405
		25,277
American Funds Inflation Linked Bond Fund — Page 3 of 13

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials 0.06%	Principal amount (000)	Value (000)
Air Products and Chemicals, Inc. 1.50% 10/15/2025	USD6,427	$6,078
Air Products and Chemicals, Inc. 2.05% 5/15/2030	3,284	2,796
		8,874
Real estate 0.02%
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[4]	4,080	3,457
Industrials 0.02%
RTX Corp. 4.125% 11/16/2028	3,265	3,135
Total corporate bonds, notes & loans		504,217
Bonds & notes of governments & government agencies outside the U.S. 1.51%
Colombia (Republic of) 5.00% 6/15/2045	600	432
Hungary (Republic of) 2.125% 9/22/2031[4]	13,860	10,861
Hungary (Republic of) 3.125% 9/21/2051[4]	17,300	10,809
Japan, Series 18, 0.10% 3/10/2024[2]	JPY2,399,400	16,045
Japan, Series 20, 0.10% 3/10/2025[2]	4,624,000	31,398
Japan, Series 24, 0.10% 3/10/2029[2]	112,613	792
Peru (Republic of) 2.392% 1/23/2026	USD2,730	2,589
PETRONAS Capital, Ltd. 3.50% 4/21/2030[4]	5,490	5,026
PETRONAS Capital, Ltd. 4.55% 4/21/2050[4]	5,775	5,063
Philippines (Republic of) 1.648% 6/10/2031	18,830	14,955
Philippines (Republic of) 2.65% 12/10/2045	18,235	11,906
Spain (Kingdom of) 1.25% 10/31/2030	EUR20,861	20,165
United Kingdom 0.125% 8/10/2041[2]	GBP10,878	11,771
United Mexican States, Series M20, 10.00% 12/5/2024	MXN110,000	6,403
United Mexican States, Series M, 5.75% 3/5/2026	521,500	28,272
United Mexican States, Series M, 7.50% 6/3/2027	110,000	6,120
United Mexican States, Series M, 8.00% 11/7/2047	418,544	21,521
		204,128
Asset-backed obligations 1.19%
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD CME Term SOFR + 1.212%) 6.526% 1/15/2030[4,6,7]	USD1,069	1,070
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD CME Term SOFR + 1.212%) 6.526% 10/16/2030[4,6,7]	1,773	1,775
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD CME Term SOFR + 1.182%) 6.499% 1/22/2028[4,6,7]	1,333	1,333
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[4,6]	152	152
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 6.551% 7/27/2030[4,6,7]	3,080	3,080
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[4,6]	4,673	4,349
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[4,6]	748	640
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.556% 4/15/2028[4,6,7]	3,354	3,356
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[4,6]	6,353	5,923
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[4,6]	18,816	17,252
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[4,6]	2,581	2,380
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[4,6]	15,619	14,335
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD CME Term SOFR + 1.332%) 6.63% 1/18/2031[4,6,7]	2,037	2,041
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[4,6,8]	17,780	17,780
American Funds Inflation Linked Bond Fund — Page 4 of 13

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[4,6]	USD5,490	$5,334
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[4,6]	779	758
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[4,6]	8,811	8,003
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[4,6]	5,925	5,375
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[4,6]	826	752
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.579% 7/21/2030[4,6,7]	6,729	6,742
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD CME Term SOFR + 1.412%) 6.726% 4/15/2029[4,6,7]	790	791
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[4,6]	5,322	4,629
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[4,6]	7,176	6,502
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.556% 7/25/2030[4,6,7]	1,933	1,936
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.679% 7/20/2031[4,6,7]	3,326	3,331
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.479% 4/20/2029[4,6,7]	2,229	2,228
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 6.516% 10/15/2030[4,6,7]	4,874	4,875
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[4,6]	6,174	6,138
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD CME Term SOFR + 1.342%) 6.656% 4/15/2030[4,6,7]	1,683	1,684
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[4,6]	11,236	10,578
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[4,6]	6,679	6,058
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[4,6]	4,964	4,489
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[4,6]	2,455	2,177
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[4,6]	4,403	3,960
		161,806
Municipals 0.52% California 0.12%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 5/15/2025	7,500	7,143
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	9,200	8,298
		15,441
Florida 0.11%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	17,885	15,134
Illinois 0.04%
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-C, 3.955% 12/15/2026	5,000	4,788
Ohio 0.15%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	24,015	20,777
American Funds Inflation Linked Bond Fund — Page 5 of 13

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Bonds, notes & other debt instruments (continued) Municipals (continued) Wisconsin 0.10%	Principal amount (000)	Value (000)
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	14,580	$13,581
Total municipals		69,721
Mortgage-backed obligations 0.21% Collateralized mortgage-backed obligations (privately originated) 0.21%
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[4,5,6]	USD2,779	2,578
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.285% 11/25/2055[4,6,7]	12,120	12,106
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[4,6,7]	125	125
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[4,6]	15,599	13,717
Total mortgage-backed obligations		28,526
Total bonds, notes & other debt instruments (cost: $14,691,675,000)		13,124,704
Short-term securities 3.23% Money market investments 3.23%	Shares
Capital Group Central Cash Fund 5.41%[9,10]	4,376,688	437,669
Total short-term securities (cost: $437,675,000)		437,669
Options purchased (equity style) 0.14%
Options purchased (equity style)*		19,041
Total options purchased (equity style) (cost: $27,738,000)		19,041
Total investment securities 100.28% (cost: $15,157,088,000)		13,581,414
Total options written (0.23)%†		(31,400)
Other assets less liabilities (0.05)%		(6,697)
Net assets 100.00%		$13,543,317
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 2/29/2024 (000)
Call
3 Month SOFR Futures Option	22,856	USD5,714,000	USD96.00	6/14/2024	$18,142
3 Month SOFR Futures Option	2,663	665,750	96.50	6/14/2024	899
					$19,041
American Funds Inflation Linked Bond Fund — Page 6 of 13

unaudited
†Options written (equity style)

Options on futures
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 2/29/2024 (000)
Call
3 Month SOFR Futures Option	22,854	USD(5,713,500)	USD96.00	6/14/2024	$(26,710)
3 Month SOFR Futures Option	2,664	(666,000)	96.50	6/14/2024	(1,299)
10 Year U.S. Treasury Note Futures Option	3,500	(350,000)	110.00	3/8/2024	(2,461)
					$(30,470)
Put
10 Year U.S. Treasury Note Futures Option	3,500	USD(350,000)	USD110.00	3/8/2024	$(930)
					$(31,400)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 2/29/2024 (000)
30 Day Federal Funds Futures	Long	11,345	3/1/2024	USD4,475,488	$(255)
3 Month SOFR Futures	Short	2,126	3/20/2024	(503,051)	24,593
3 Month SOFR Futures	Long	8,713	9/18/2024	2,066,941	(9,403)
3 Month SOFR Futures	Short	1,850	3/19/2025	(441,687)	14,480
2 Year U.S. Treasury Note Futures	Long	18,086	7/3/2024	3,703,109	1,556
5 Year Euro-Bobl Futures	Short	2,145	3/11/2024	(269,435)	3,336
5 Year U.S. Treasury Note Futures	Long	146	7/3/2024	15,608	20
10 Year Euro-Bund Futures	Short	594	3/11/2024	(85,161)	350
10 Year Italy Government Bond Futures	Short	2,373	3/11/2024	(302,177)	(6,249)
10 Year Japanese Government Bond Futures	Short	1,194	3/20/2024	(1,164,851)	(492)
10 Year U.S. Treasury Note Futures	Long	4,208	6/28/2024	464,721	851
10 Year U.S. Treasury Note Futures	Short	8,992	6/28/2024	(1,026,634)	(4,220)
20 Year U.S. Treasury Bond Futures	Long	3,191	6/28/2024	380,527	877
30 Year Euro-Buxl Futures	Long	61	3/11/2024	8,779	181
30 Year Ultra U.S. Treasury Bond Futures	Short	4,407	6/28/2024	(563,545)	(517)
					$25,108
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 2/29/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	7,219	JPY	1,063,172	HSBC Bank	3/11/2024	$115
JPY	2,575,615	USD	17,487	HSBC Bank	3/11/2024	(278)
EUR	46,432	USD	49,947	Citibank	3/13/2024	263
USD	10,256	GBP	8,151	Barclays Bank PLC	3/14/2024	(34)
USD	26,788	MXN	460,000	Goldman Sachs	3/14/2024	(139)
USD	71,154	EUR	66,007	Citibank	3/14/2024	(226)
American Funds Inflation Linked Bond Fund — Page 7 of 13

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Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 2/29/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	59,292	JPY	8,839,490	BNP Paribas	3/25/2024	$92
USD	36,487	MXN	627,826	Morgan Stanley	3/26/2024	(191)
						$(398)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 2/29/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/29/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. EFFR	Annual	0.11%	Annual	5/18/2024	USD978,900	$11,224	$—	$11,224
U.S. Urban CPI	At maturity	3.3775%	At maturity	8/5/2024	97,700	242	—	242
U.S. Urban CPI	At maturity	3.04%	At maturity	9/6/2024	98,643	(42)	—	(42)
U.S. Urban CPI	At maturity	3.05%	At maturity	9/6/2024	293,000	(183)	—	(183)
U.S. Urban CPI	At maturity	3.02%	At maturity	9/7/2024	48,833	— [3]	—	— [3]
U.S. Urban CPI	At maturity	3.03%	At maturity	9/7/2024	488,333	(101)	—	(101)
U.S. Urban CPI	At maturity	2.9975%	At maturity	9/8/2024	244,167	112	—	112
U.S. Urban CPI	At maturity	2.91%	At maturity	9/9/2024	244,167	544	—	544
U.S. Urban CPI	At maturity	2.8471%	At maturity	9/12/2024	564,357	1,994	—	1,994
U.S. Urban CPI	At maturity	2.73%	At maturity	9/29/2024	564,721	3,460	—	3,460
U.S. Urban CPI	At maturity	3.127%	At maturity	10/1/2024	976,700	(1,724)	—	(1,724)
U.S. Urban CPI	At maturity	2.0233%	At maturity	2/6/2025	394,800	1,798	—	1,798
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	148,300	8,890	—	8,890
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	148,300	8,887	—	8,887
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	165,539	10,046	—	10,046
SOFR	Annual	3.916%	Annual	7/11/2025	259,600	3,278	—	3,278
4.912%	Annual	SOFR	Annual	8/24/2025	600,000	758	—	758
4.8189%	Annual	SOFR	Annual	8/25/2025	600,000	(28)	—	(28)
4.8195%	Annual	SOFR	Annual	9/1/2025	499,900	66	—	66
(0.445)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	EUR311,900	(21,429)	—	(21,429)
(0.452)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	311,900	(21,469)	—	(21,469)
4.2045%	Annual	SOFR	Annual	1/10/2026	USD26,456	(193)	—	(193)
4.2035%	Annual	SOFR	Annual	1/10/2026	479,772	(3,509)	—	(3,509)
4.184%	Annual	SOFR	Annual	1/10/2026	479,772	(3,674)	—	(3,674)
4.265%	Annual	SOFR	Annual	2/16/2026	121,528	(688)	—	(688)
4.27%	Annual	SOFR	Annual	2/16/2026	244,880	(1,363)	—	(1,363)
4.3005%	Annual	SOFR	Annual	2/17/2026	50,589	(252)	—	(252)
4.288%	Annual	SOFR	Annual	2/17/2026	51,392	(268)	—	(268)
4.3035%	Annual	SOFR	Annual	2/17/2026	72,950	(359)	—	(359)
4.2675%	Annual	SOFR	Annual	2/17/2026	70,420	(394)	—	(394)
4.2515%	Annual	SOFR	Annual	2/17/2026	72,242	(425)	—	(425)
4.568%	Annual	SOFR	Annual	3/1/2026	700,600	209	—	209
4.56%	Annual	SOFR	Annual	3/1/2026	713,000	105	—	105
TONAR	Annual	(0.01246731)%	Annual	10/1/2026	JPY3,447,100	202	(7)	209
3.53%	Annual	SOFR	Annual	1/23/2027	USD269,300	(1,733)	—	(1,733)
3.5405%	Annual	SOFR	Annual	1/23/2027	445,800	(2,782)	—	(2,782)
3.535%	Annual	SOFR	Annual	1/23/2027	483,000	(3,063)	—	(3,063)
American Funds Inflation Linked Bond Fund — Page 8 of 13

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 2/29/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/29/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
3.761%	Annual	SOFR	Annual	2/20/2027	USD310,800	$(477)	$—	$(477)
3.7645%	Annual	SOFR	Annual	2/20/2027	620,900	(913)	—	(913)
SOFR	Annual	3.232%	Annual	3/30/2027	110,600	3,215	—	3,215
U.S. Urban CPI	At maturity	2.87%	At maturity	7/27/2027	1,000	(2)	—	(2)
2.5895%	Annual	SOFR	Annual	7/27/2027	1,000	(50)	—	(50)
U.S. EFFR	Annual	2.045%	Annual	11/2/2027	33,700	2,361	—	2,361
3.45%	Annual	SOFR	Annual	2/1/2028	192,300	(4,601)	—	(4,601)
3.47%	Annual	SOFR	Annual	2/2/2028	50,700	(1,177)	—	(1,177)
3.624%	Annual	SOFR	Annual	2/20/2028	550,200	(38)	—	(38)
3.616%	Annual	SOFR	Annual	2/20/2028	264,500	(55)	—	(55)
3.6475%	Annual	SOFR	Annual	2/27/2028	1,288,700	475	—	475
3.16%	Annual	SOFR	Annual	6/20/2028	78,500	(2,809)	—	(2,809)
3.6023%	Annual	SONIA	Annual	1/5/2029	GBP135,000	(3,157)	—	(3,157)
3.611%	Annual	SONIA	Annual	1/10/2029	81,200	(1,857)	—	(1,857)
3.609%	Annual	SONIA	Annual	1/10/2029	81,250	(1,867)	—	(1,867)
SOFR	Annual	3.529%	Annual	1/29/2030	USD176,500	1,466	—	1,466
SOFR	Annual	3.5485%	Annual	1/29/2030	191,700	1,430	—	1,430
SOFR	Annual	3.528%	Annual	1/29/2030	144,300	1,205	—	1,205
28-day MXN-TIIE	28-day	6.95%	28-day	3/22/2030	MXN775,250	3,664	—	3,664
3.18%	Annual	SOFR	Annual	4/17/2030	USD66,800	(2,775)	—	(2,775)
3.275%	Annual	SOFR	Annual	4/18/2030	66,800	(2,434)	—	(2,434)
3.353%	Annual	SOFR	Annual	4/19/2030	66,800	(2,154)	—	(2,154)
3.342%	Annual	SOFR	Annual	4/19/2030	66,800	(2,194)	—	(2,194)
3.344%	Annual	SOFR	Annual	4/20/2030	66,800	(2,189)	—	(2,189)
3.128%	Annual	SOFR	Annual	4/28/2030	66,700	(2,968)	—	(2,968)
3.285%	Annual	SOFR	Annual	5/1/2030	66,700	(2,403)	—	(2,403)
3.259%	Annual	SOFR	Annual	5/1/2030	66,800	(2,501)	—	(2,501)
3.186%	Annual	SOFR	Annual	5/9/2030	66,800	(2,771)	—	(2,771)
3.215%	Annual	SOFR	Annual	5/10/2030	66,700	(2,663)	—	(2,663)
3.29%	Annual	SOFR	Annual	5/19/2030	80,000	(2,876)	—	(2,876)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	118,200	22,262	—	22,262
SOFR	Annual	3.055%	Annual	4/6/2031	54,100	2,864	—	2,864
SOFR	Annual	3.2903%	Annual	1/12/2033	235,000	10,387	—	10,387
SOFR	Annual	3.4815%	Annual	2/17/2033	284,000	8,554	—	8,554
SOFR	Annual	3.501%	Annual	2/17/2033	284,000	8,139	—	8,139
3.2545%	Annual	SOFR	Annual	5/18/2033	346,000	(16,663)	—	(16,663)
SOFR	Annual	3.10%	Annual	6/20/2033	42,300	2,558	—	2,558
SOFR	Annual	4.061%	Annual	8/24/2033	140,000	(1,969)	—	(1,969)
SOFR	Annual	3.9519%	Annual	8/25/2033	140,000	(771)	—	(771)
SOFR	Annual	3.8275%	Annual	9/1/2033	114,700	488	—	488
SOFR	Annual	3.175%	Annual	2/1/2038	106,900	4,370	—	4,370
SOFR	Annual	2.99%	Annual	2/2/2038	32,000	1,728	—	1,728
U.S. EFFR	Annual	0.6193%	Annual	4/6/2050	30,300	15,214	—	15,214
U.S. EFFR	Annual	0.60602%	Annual	4/6/2050	13,870	6,995	—	6,995
U.S. EFFR	Annual	0.616917%	Annual	4/6/2050	12,500	6,281	—	6,281
6-month EURIBOR	Semi-annual	0.0897%	Annual	6/4/2050	EUR22,000	10,834	—	10,834
2.92%	Annual	SOFR	Annual	10/19/2050	USD20,500	(2,699)	—	(2,699)
6-month EURIBOR	Semi-annual	0.0175%	Annual	12/3/2050	EUR51,650	26,434	—	26,434
American Funds Inflation Linked Bond Fund — Page 9 of 13

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 2/29/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/29/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
6-month EURIBOR	Semi-annual	0.071%	Annual	1/14/2051	EUR51,920	$26,037	$—	$26,037
6-month EURIBOR	Semi-annual	0.068%	Annual	1/15/2051	56,080	28,159	—	28,159
0.702%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	27,500	(10,357)	—	(10,357)
0.672%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	27,500	(10,533)	—	(10,533)
0.649%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	32,325	(12,540)	—	(12,540)
SOFR	Annual	3.01413%	Annual	1/12/2053	USD35,399	4,037	—	4,037
SOFR	Annual	3.02%	Annual	1/12/2053	35,400	4,000	—	4,000
SOFR	Annual	2.974%	Annual	4/17/2053	21,000	2,536	—	2,536
SOFR	Annual	3.044%	Annual	4/18/2053	21,100	2,289	—	2,289
SOFR	Annual	3.0875%	Annual	4/19/2053	21,100	2,128	—	2,128
SOFR	Annual	3.1035%	Annual	4/19/2053	21,200	2,078	—	2,078
SOFR	Annual	3.0895%	Annual	4/20/2053	21,100	2,120	—	2,120
SOFR	Annual	2.9405%	Annual	4/28/2053	21,200	2,685	—	2,685
SOFR	Annual	3.0535%	Annual	5/1/2053	42,300	4,517	—	4,517
SOFR	Annual	3.085%	Annual	5/9/2053	21,300	2,156	—	2,156
SOFR	Annual	3.1135%	Annual	5/10/2053	21,300	2,049	—	2,049
SOFR	Annual	3.1605%	Annual	5/19/2053	25,500	2,242	—	2,242
SOFR	Annual	3.6765%	Annual	2/20/2054	100,908	(575)	—	(575)
SOFR	Annual	3.6815%	Annual	2/20/2054	88,300	(582)	—	(582)
SOFR	Annual	3.7205%	Annual	2/21/2054	73,792	(1,003)	—	(1,003)
						$113,470	$(7)	$113,477
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 2/29/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/29/2024 (000)
CDX.NA.IG.41	1.00%	Quarterly	12/20/2028	USD4,215,512	$(86,730)	$(62,274)	$(24,456)
Investments in affiliates10

	Value at 12/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/29/2024 (000)	Dividend or interest income (000)
Short-term securities 3.23%
Money market investments 3.23%
Capital Group Central Cash Fund 5.41%[9]	$253,496	$757,760	$573,580	$(1)	$(6)	$437,669	$5,155

American Funds Inflation Linked Bond Fund — Page 10 of 13

unaudited
[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $257,914,000, which represented 1.90% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Amount less than one thousand.
[4]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $305,831,000, which represented 2.26% of the net assets of the fund.

[5]	Step bond; coupon rate may change at a later date.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[8]	Value determined using significant unobservable inputs.
[9]	Rate represents the seven-day yield at 2/29/2024.
[10]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $11,110,700,000. The average month-end notional amount of futures contracts while held was $29,194,403,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $1,033,056,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these
American Funds Inflation Linked Bond Fund — Page 11 of 13

unaudited
values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $16,284,790,000 and $4,685,705,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 29, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$12,156,306	$—	$12,156,306
Corporate bonds, notes & loans	—	504,217	—	504,217
Bonds & notes of governments & government agencies outside the U.S.	—	204,128	—	204,128
Asset-backed obligations	—	144,026	17,780	161,806
Municipals	—	69,721	—	69,721
Mortgage-backed obligations	—	28,526	—	28,526
Short-term securities	437,669	—	—	437,669
Options purchased on futures (equity style)	19,041	—	—	19,041
Total	$456,710	$13,106,924	$17,780	$13,581,414

American Funds Inflation Linked Bond Fund — Page 12 of 13

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$46,244	$—	$—	$46,244
Unrealized appreciation on open forward currency contracts	—	470	—	470
Unrealized appreciation on centrally cleared interest rate swaps	—	279,779	—	279,779
Liabilities:
Value of options written	(31,400)	—	—	(31,400)
Unrealized depreciation on futures contracts	(21,136)	—	—	(21,136)
Unrealized depreciation on open forward currency contracts	—	(868)	—	(868)
Unrealized depreciation on centrally cleared interest rate swaps	—	(166,302)	—	(166,302)
Unrealized depreciation on centrally cleared credit default swaps	—	(24,456)	—	(24,456)
Total	$(6,292)	$88,623	$—	$82,331
*
Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviation(s)
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
CPI = Consumer Price Index
EFFR = Effective Federal Funds Rate
EUR = Euros
EURIBOR = Euro Interbank Offered Rate

Fin. = Finance
Fncg. = Financing
GBP = British pounds
JPY = Japanese yen
MXN = Mexican pesos
Ref. = Refunding
Rev. = Revenue

SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TIIE = Equilibrium Interbank Interest Rate
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP1-060-0424O-S96420
American Funds Inflation Linked Bond Fund — Page 13 of 13